UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1.  Schedule of Investments.

Wright Selected Blue Chip Equities Fund (WSBC) Portfolio of Investments – As of September 30, 2015 (Unaudited)

Shares	Value

EQUITY INTERESTS - 97.7%

AUTOMOBILES & COMPONENTS - 1.2%
Gentex Corp.	28,255	$437,952

BANKS - 6.1%
Commerce Bancshares, Inc.	6,572	$299,420
East West Bancorp, Inc.	10,125	389,003
Fulton Financial Corp.	32,040	387,684
New York Community Bancorp, Inc.	22,500	406,350
Signature Bank*	5,605	771,024
		$2,253,481

CAPITAL GOODS - 7.3%
AECOM*	29,165	$802,329
Carlisle Cos., Inc.	6,410	560,106
Huntington Ingalls Industries, Inc.	6,070	650,401
ITT Corp.	3,675	122,855
Orbital ATK, Inc.	4,625	332,399
Triumph Group, Inc.	4,310	181,365
Vectrus, Inc.*	3,885	85,625
		$2,735,080

COMMERCIAL & PROFESSIONAL SERVICES - 5.7%
Deluxe Corp.	13,940	$777,016
ManpowerGroup, Inc.	7,045	576,915
RR Donnelley & Sons Co.	42,880	624,333
Towers Watson & Co. - Class A	1,130	132,639
		$2,110,903

CONSUMER DURABLES & APPAREL - 5.6%
Hanesbrands, Inc.	32,710	$946,627
Toll Brothers, Inc.*	20,905	715,787
Vista Outdoor, Inc.*	9,250	410,978
		$2,073,392

CONSUMER SERVICES - 2.5%
Brinker International, Inc.	17,825	$938,843

DIVERSIFIED FINANCIALS - 3.6%
Janus Capital Group, Inc.	29,770	$404,872
MSCI, Inc.	10,010	595,195
Raymond James Financial, Inc.	6,750	335,002
		$1,335,069

ENERGY - 2.7%
HollyFrontier Corp.	6,249	$305,201
Superior Energy Services, Inc.	21,535	271,987
Western Refining, Inc.	10,140	447,377
		$1,024,565

FOOD, BEVERAGE & TOBACCO - 1.3%
Ingredion, Inc.	5,685	$496,357

HEALTH CARE EQUIPMENT & SERVICES - 9.0%
Centene Corp.*	16,625	$901,574
Community Health Systems, Inc.*	6,315	270,093

Shares	Value

Health Net, Inc.*	15,795	951,175
MEDNAX, Inc.*	3,405	261,470
Molina Healthcare, Inc.*	2,125	146,306
ResMed, Inc.	2,305	117,463
Universal Health Services, Inc. - Class B	3,610	450,564
VCA, Inc.*	4,550	239,557
		$3,338,202

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
Edgewell Personal Care Co.	5,125	$418,200

INSURANCE - 8.6%
American Financial Group, Inc.	7,005	$482,715
Brown & Brown, Inc.	6,115	189,382
Everest Re Group, Ltd.	2,460	426,416
HCC Insurance Holdings, Inc.	15,690	1,215,504
Reinsurance Group of America, Inc.	4,235	383,649
WR Berkley Corp.	9,512	517,167
		$3,214,833

MATERIALS - 4.4%
Packaging Corp. of America	14,630	$880,140
WestRock Co.	14,395	740,479
		$1,620,619

PHARMACEUTICALS & BIOTECHNOLOGY - 1.2%
Charles River Laboratories International, Inc.*	3,210	$203,899
United Therapeutics Corp.*	1,745	229,014
		$432,913

REAL ESTATE - 5.8%
Corrections Corp. of America REIT	10,555	$311,795
Duke Realty Corp. REIT	5,345	101,822
Jones Lang LaSalle, Inc.	7,230	1,039,457
Omega Healthcare Investors, Inc. REIT	19,945	701,067
		$2,154,141

RETAILING - 7.3%
Advance Auto Parts, Inc.	2,740	$519,312
Big Lots, Inc.	8,045	385,516
Foot Locker, Inc.	18,000	1,295,460
Murphy USA, Inc.*	4,440	243,978
Signet Jewelers, Ltd.	2,060	280,428
		$2,724,694

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
Integrated Device Technology, Inc.*	4,430	$89,929
Skyworks Solutions, Inc.	11,330	954,099
		$1,044,028

SOFTWARE & SERVICES - 8.8%
Alliance Data Systems Corp.*	1,360	$352,213
Broadridge Financial Solutions, Inc.	8,250	456,637
Cadence Design Systems, Inc.*	42,090	870,421
Convergys Corp.	8,920	206,141
FactSet Research Systems, Inc.	1,260	201,361
Fortinet, Inc.*	8,490	360,655
Global Payments, Inc.	3,505	402,129
PTC, Inc.*	13,555	430,236
		$3,279,793

Wright Selected Blue Chip Equities Fund (WSBC) Portfolio of Investments – As of September 30, 2015 (Unaudited)

Shares	Value

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
ARRIS Group, Inc.*	19,390	$503,558
Arrow Electronics, Inc.*	9,065	501,113
Avnet, Inc.	7,110	303,455
Zebra Technologies Corp.*	2,610	199,796
		$1,507,922

TRANSPORTATION - 3.2%
Alaska Air Group, Inc.	9,295	$738,488
JetBlue Airways Corp.*	17,720	456,644
		$1,195,132

UTILITIES - 5.5%
Great Plains Energy, Inc.	18,340	$495,547
ONE Gas, Inc.	12,001	544,005
UGI Corp.	28,947	1,007,935
		$2,047,487

TOTAL EQUITY INTERESTS - 97.7% (identified cost, $29,339,652)	$36,383,606

SHORT-TERM INVESTMENTS - 2.2%
Fidelity Government Money Market Fund, 0.01% (1)	805,410	$805,410

TOTAL SHORT-TERM INVESTMENTS - 2.2% (identified cost, $805,410)	$805,410

TOTAL INVESTMENTS — 99.9% (identified cost, $30,145,062)	$37,189,016

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	39,799

NET ASSETS — 100.0%	$37,228,815

REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of September 30, 2015.

Wright Selected Blue Chip Equities Fund (WSBC) Portfolio of Investments – As of September 30, 2015 (Unaudited)

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,335,194
Gross Unrealized Depreciation	(1,291,240)
Net Unrealized Appreciation	$7,043,954

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inpust (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$36,383,606	$-	$-	$36,383,606
Short-Term Investments	-	805,410	-	805,410
Total Investments	$36,383,606	$805,410	$-	$37,189,016

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC) Portfolio of Investments – As of September 30, 2015 (Unaudited)

Shares	Value

EQUITY INTERESTS - 99.5%

BANKS - 9.0%
Bank of America Corp.	34,745	$541,327
JPMorgan Chase & Co.	10,155	619,150
		$1,160,477

CAPITAL GOODS - 9.0%
3M Co.	1,730	$245,262
General Dynamics Corp.	4,665	643,537
Honeywell International, Inc.	1,170	110,787
Rockwell Automation, Inc.	1,550	157,279
		$1,156,865

DIVERSIFIED FINANCIALS - 4.9%
Affiliated Managers Group, Inc.*	325	$55,572
Franklin Resources, Inc.	6,600	245,916
T. Rowe Price Group, Inc.	4,790	332,905
		$634,393

ENERGY - 5.8%
Chevron Corp.	825	$65,076
Exxon Mobil Corp.	895	66,543
Halliburton Co.	4,875	172,331
Schlumberger, Ltd.	6,440	444,167
		$748,117

FOOD & STAPLES RETAILING - 0.2%
Walgreens Boots Alliance, Inc.	360	$29,916

FOOD, BEVERAGE & TOBACCO - 6.5%
Coca-Cola Co. (The)	13,455	$539,815
Monster Beverage Corp.*	2,150	290,551
		$830,366

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
Abbott Laboratories	7,055	$283,752
Edwards Lifesciences Corp.*	960	136,483
Stryker Corp.	4,165	391,927
		$812,162

INSURANCE - 4.7%
MetLife, Inc.	12,715	$599,512

MATERIALS - 1.2%
CF Industries Holdings, Inc.	3,400	$152,660

PHARMACEUTICALS & BIOTECHNOLOGY - 9.5%
Amgen, Inc.	3,790	$524,233
Gilead Sciences, Inc.	390	38,294
Johnson & Johnson	7,085	661,385
		$1,223,912

REAL ESTATE - 0.9%
CBRE Group, Inc. - Class A*	3,475	$111,200

RETAILING - 6.8%
Dollar Tree, Inc.*	850	$56,661
Foot Locker, Inc.	5,425	390,437

Shares	Value

TJX Cos., Inc. (The)	6,010	$429,234
$876,332

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 9.2%
Intel Corp.	16,350	$492,789
Skyworks Solutions, Inc.	4,695	395,366
Texas Instruments, Inc.	5,805	287,464
		$1,175,619

SOFTWARE & SERVICES - 16.5%
Accenture PLC - Class A	6,100	$599,386
Google, Inc. - Class C*	150	91,263
MasterCard, Inc. - Class A	1,080	97,329
Microsoft Corp.	14,300	632,918
Oracle Corp.	16,190	584,783
Visa, Inc. - Class A	1,680	117,029
		$2,122,708

TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
Apple, Inc.	3,675	$405,352

TELECOMMUNICATION SERVICES - 2.9%
AT&T, Inc.	11,350	$369,783

UTILITIES - 2.9%
NextEra Energy, Inc.	3,865	$377,031

TOTAL EQUITY INTERESTS - 99.5% (identified cost, $12,310,173)	$12,786,405

SHORT-TERM INVESTMENTS - 0.4%
Fidelity Government Money Market Fund, 0.01% (1)	49,308	$49,308

TOTAL SHORT-TERM INVESTMENTS - 0.4% (identified cost, $49,308)	$49,308

TOTAL INVESTMENTS — 99.9% (identified cost, $12,359,481)	$12,835,713

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	16,758

NET ASSETS — 100.0%	$12,852,471

PLC — Public Limited Company
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of September 30, 2015.

Wright Major Blue Chip Equities Fund (WMBC) Portfolio of Investments – As of September 30, 2015 (Unaudited)

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,183,607
Gross Unrealized Depreciation	(707,375)
Net Unrealized Appreciation	$476,232

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$12,786,405	$-	$-	$12,786,405
Short-Term Investments	-	49,308	-	49,308

Total Investments	$12,786,405	$49,308	$-	$12,835,713

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC) Portfolio of Investments – As of September 30, 2015 (Unaudited)

Shares	Value

EQUITY INTERESTS - 96.6%

AUSTRALIA - 2.1%
Australia & New Zealand Banking Group, Ltd.	7,905	$150,329
CIMIC Group, Ltd.	8,738	144,202
CSL, Ltd.	2,255	141,255
Woodside Petroleum, Ltd.	5,731	116,431
		$552,217

CANADA - 9.9%
Alimentation Couche-Tard, Inc. - Class B	19,470	$891,231
Canadian Tire Corp., Ltd. - Class A	3,021	270,509
CGI Group, Inc. - Class A*	7,588	273,648
Magna International, Inc.	6,113	291,857
Manulife Financial Corp.	28,241	434,769
Toronto-Dominion Bank (The)	9,860	386,840
		$2,548,854

DENMARK - 2.0%
AP Moeller - Maersk A/S - Class B	131	$201,305
Novo Nordisk A/S - Class B	3,997	214,226
Pandora A/S	864	100,708
		$516,239

FRANCE - 9.1%
AXA SA	13,645	$329,528
BNP Paribas SA	10,275	601,688
Societe Generale SA	4,674	207,911
TOTAL SA	10,973	492,394
Veolia Environnement SA	7,579	172,839
Vivendi SA	20,487	483,214
Zodiac Aerospace	2,299	52,595
		$2,340,169

GERMANY - 11.2%
Allianz SE	1,547	$242,189
BASF SE	5,306	404,647
Bayer AG	2,415	308,528
Bayerische Motoren Werke AG	2,392	211,523
Continental AG	970	205,833
Daimler AG	4,245	307,291
K+S AG	2,918	97,472
Merck KGaA	1,443	127,394
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	3,021	562,313
Siemens AG	1,335	119,126
Volkswagen AG	2,609	305,645
		$2,891,961

HONG KONG - 0.9%
CK Hutchison Holdings, Ltd.	18,000	$232,721

IRELAND - 0.9%
Ryanair Holdings PLC	15,868	$231,859

ISRAEL - 2.6%
Check Point Software Technologies, Ltd.*	2,272	$180,238

	Shares	Value
Teva Pharmaceutical Industries, Ltd., ADR	8,769	$495,097
		$675,335

ITALY - 2.4%
Intesa Sanpaolo SpA	178,905	$630,261

JAPAN - 23.4%
Asics Corp.	1,445	$34,241
Bridgestone Corp.	3,700	127,468
Central Japan Railway Co.	941	151,052
Daiwa House Industry Co., Ltd.	6,500	159,970
Daiwa Securities Group, Inc.	27,000	173,522
Fuji Heavy Industries, Ltd.	5,700	203,842
Hitachi, Ltd.	11,735	58,878
Hoya Corp.	4,019	130,974
ITOCHU Corp.	47,200	495,587
KDDI Corp.	39,800	886,291
Konica Minolta, Inc.	6,200	64,917
Minebea Co., Ltd.	7,000	73,703
Mitsubishi Corp.	8,500	138,644
Mitsubishi Electric Corp.	9,000	81,910
Mitsubishi Heavy Industries, Ltd.	23,000	102,244
Mitsubishi UFJ Financial Group, Inc.	24,600	147,150
Mitsui & Co., Ltd.	8,000	89,542
Murata Manufacturing Co., Ltd.	1,800	231,002
NHK Spring Co., Ltd.	11,400	109,940
Nippon Telegraph & Telephone Corp.	12,100	422,108
Nissan Motor Co., Ltd.	30,700	280,431
Nitto Denko Corp.	1,200	71,390
NSK, Ltd.	7,900	76,055
Omron Corp.	3,800	113,748
ORIX Corp.	17,800	227,693
Sekisui Chemical Co., Ltd.	12,000	125,546
Sekisui House, Ltd.	5,700	88,761
Shimadzu Corp.	10,000	143,197
SMC Corp.	300	65,265
Sumitomo Corp.	25,300	243,357
Sumitomo Heavy Industries, Ltd.	25,000	98,318
Sumitomo Rubber Industries, Ltd.	5,800	80,197
Tokyo Gas Co., Ltd.	9,000	43,420
Toyota Motor Corp.	8,600	500,569
		$6,040,932

LUXEMBOURG - 0.4%
Subsea 7 SA*	15,000	$112,544

MARSHALL ISLANDS - 0.2%
Dynagas LNG Partners LP	4,243	$56,432

NETHERLANDS - 2.7%
Boskalis Westminster	9,196	$401,157
ING Groep NV	14,416	203,562
Koninklijke Philips NV	3,449	81,022
		$685,741

NORWAY - 0.8%
Statoil ASA	4,493	$65,367
Yara International ASA	3,338	132,855
		$198,222

Shares	Value

SPAIN - 4.4%
Enagas SA	5,773	$165,098
Gas Natural SDG SA	20,029	389,689
Iberdrola SA	68,401	454,069
Red Electrica Corp. SA	1,692	140,027
		$1,148,883

SWITZERLAND - 11.7%
Actelion, Ltd.	5,804	$734,781
Credit Suisse Group AG	5,529	132,524
Nestle SA	13,083	980,790
Novartis AG	4,478	409,716
Swiss Re AG	9,027	772,344
		$3,030,155

UNITED KINGDOM - 11.9%
ARM Holdings PLC	5,761	$82,683
Aviva PLC	46,669	319,527
BP PLC	42,980	217,447
British American Tobacco PLC	3,664	202,188
easyJet PLC	5,250	141,315
Legal & General Group PLC	183,367	661,335
Rio Tinto PLC	10,471	350,527
Royal Dutch Shell PLC - Class B	5,977	141,509
Shire PLC	6,291	429,199
Vodafone Group PLC	52,061	164,383
WPP PLC	17,153	356,740
		$3,066,853

TOTAL EQUITY INTERESTS - 96.6% (identified cost, $22,477,651)	$24,959,378

SHORT-TERM INVESTMENTS - 2.7%
Fidelity Government Money Market Fund, 0.01% (1)	703,110	$703,110

TOTAL SHORT-TERM INVESTMENTS - 2.7% (identified cost, $703,110)	$703,110

TOTAL INVESTMENTS — 99.3% (identified cost, $23,180,761)	$25,662,488

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.7%	191,240

NET ASSETS — 100.0%	$25,853,728

ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of September 30, 2015.

Wright International Blue Chip Equities Fund (WIBC) Portfolio of Investments – As of September 30, 2015 (Unaudited)

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,359,825
Gross Unrealized Depreciation	(1,878,098)
Net Unrealized Appreciation	$2,481,727

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inpust (Level 2)	Significan Unobservable Inpusts (Level 3)	Total

Asset Description
Equity Interests	$24,959,378	$-	$-	$24,959,378
Short-Term Investments	-	703,110	-	703,110
Total Investments	$24,959,378	$703,110	$-	$25,662,488

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund)

By:           /s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Date:           November 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Date:           November 3, 2015

By:           /s/ Michael J. McKeen
Michael J. McKeen
Treasurer; Principal Financial Officer

Date:          November 3, 2015